Tangible assets	12 Months Ended
Dec. 31, 2021
Tangible assets
Tangible assets

14.  Tangible assets

a)   Changes

The changes in Tangible assets in the consolidated balance sheet were as follows:

Tangible Assets

Cost:
Balances at January 1, 2020	19,829
Additions	3,429
Disposals	(171)
Balances at December 31, 2020	23,087
Additions	2,450
Disposals	(187)
Balances at December 31, 2021	25,350

Accumulated depreciation:
Balances at January 1, 2020	(9,287)
Additions	(1,766)
Disposals	172
Balances at December 31, 2020	(10,881)
Additions	(2,032)
Disposals	183
Balances at December 31, 2021	(12,730)

Balances at December 31, 2020	12,206
Balances at December 31, 2021	12,620

As of December 31, 2021, there are no restrictions on title and no tangible assets have been pledged as collateral for liabilities.

b)   Breakdown by asset class

		Accumulated
	Cost	Depreciation	Carrying Amount

Buildings	13,125	(6,631)	6,494
IT equipment and fixtures	6,059	(2,594)	3,465
Furniture and vehicles	3,217	(1,656)	1,561
Other fixtures	686	—	686
Balances at December 31, 2020	23,087	(10,881)	12,206

Buildings	14,640	(7,522)	7,118
IT equipment and fixtures	6,922	(3,355)	3,567
Furniture and vehicles	3,226	(1,853)	1,373
Other fixtures	562	—	562
Balances at December 31, 2021	25,350	(12,730)	12,620